Consolidated Balance Sheets - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017
Current Assets:
Cash and cash equivalents	$ 713,120	$ 633,622
Trade receivables, net of allowance for doubtful accounts of $10,037 and $11,726	534,164	485,485
Inventories:
Raw materials	3,681	3,858
Work-in-process	2,977	3,008
Finished goods	877,115	752,530
Total inventories	883,773	759,396
Other current assets	157,002	118,724
Total current assets	2,288,059	1,997,227
Property, plant and equipment, net of accumulated depreciation of $974,206 and $951,249	460,613	424,463
Goodwill	236,246	237,327
Other intangible assets, net	42,835	42,893
Deferred tax assets, net	397,791	537,923
Other non-current assets	117,116	118,005
Total assets	3,542,660	3,357,838
Current Liabilities:
Short-term debt	31,935	38,451
Accounts payable	351,329	289,505
Accrued salaries, wages and employee benefits	298,990	227,251
Accrued interest payable	6,089	6,327
Accrued income taxes	15,466	16,020
Other accrued liabilities	348,390	301,516
Total current liabilities	1,052,199	879,070
Long-term debt	1,020,219	1,038,860
Postretirement medical benefits	74,181	89,248
Pension liability	195,639	314,525
Long-term employee related benefits	107,556	90,998
Long-term income tax liabilities	9,805	20,457
Other long-term liabilities	116,462	95,257
Total liabilities	2,576,061	2,528,415
Commitments and contingencies
Temporary equity	299,140	127,035
Levi Strauss & Co. stockholders' equity
Common stock-$0.001 par value; 2,700,000,000 shares authorized; 376,028,430 shares and 375,214,470 shares issued and outstanding, respectively	376	375
Accumulated other comprehensive loss	(424,584)	(404,381)
Retained earnings	1,084,321	1,100,916
Total Levi Strauss & Co. stockholders' equity	660,113	696,910
Noncontrolling interest	7,346	5,478
Total stockholders' equity	667,459	702,388
Total liabilities, temporary equity and stockholders' equity	3,542,660	$ 3,357,838
Pro Forma [Member]
Current Assets:
Cash and cash equivalents	713,120
Trade receivables, net of allowance for doubtful accounts of $10,037 and $11,726	534,164
Inventories:
Raw materials	3,681
Work-in-process	2,977
Finished goods	877,115
Total inventories	883,773
Other current assets	157,002
Total current assets	2,288,059
Property, plant and equipment, net of accumulated depreciation of $974,206 and $951,249	460,613
Goodwill	236,246
Other intangible assets, net	42,835
Deferred tax assets, net	397,791
Other non-current assets	117,116
Total assets	3,542,660
Current Liabilities:
Short-term debt	31,935
Accounts payable	351,329
Accrued salaries, wages and employee benefits	298,990
Accrued interest payable	6,089
Accrued income taxes	15,466
Dividend payable to stockholders	110,000
Other accrued liabilities	348,390
Total current liabilities	1,162,199
Long-term debt	1,020,219
Postretirement medical benefits	74,181
Pension liability	195,639
Long-term employee related benefits	107,556
Long-term income tax liabilities	9,805
Other long-term liabilities	116,462
Total liabilities	2,686,061
Commitments and contingencies
Temporary equity	299,140
Levi Strauss & Co. stockholders' equity
Common stock-$0.001 par value; 2,700,000,000 shares authorized; 376,028,430 shares and 375,214,470 shares issued and outstanding, respectively	376
Accumulated other comprehensive loss	(424,584)
Retained earnings	974,321
Total Levi Strauss & Co. stockholders' equity	550,113
Noncontrolling interest	7,346
Total stockholders' equity	557,459
Total liabilities, temporary equity and stockholders' equity	$ 3,542,660